Consolidated Statement of Financial Position - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Property, plant and equipment	₺ 18,002,779	₺ 13,902,730
Right-of-use assets	2,983,648	2,380,174
Intangible assets	14,661,779	12,367,784
Investment properties	16,588	13,675
Trade receivables	256,442	222,451
Receivables from financial services	137,559	75,717
Contract assets	67,505	128,114
Financial assets at fair value through other comprehensive income	1,376,645
Deferred tax assets	1,799,612	836,608
Investments in equity accounted investees	678,584	103,926
Other non-current assets	1,189,896	883,842
Total non-current assets	41,171,037	30,915,021
Inventories	260,535	203,715
Trade receivables	4,186,929	3,465,797
Due from related parties	145,095	16,476
Receivables from financial services	2,014,626	1,886,381
Contract assets	1,180,236	972,052
Derivative financial instruments	2,131,070	917,437
Financial assets at amortized cost	4,164	172,363
Financial assets at fair value through other comprehensive income	51,166	529,610
Cash and cash equivalents	18,628,665	11,860,555
Other current assets	909,120	558,986
Total current assets	29,511,606	20,583,372
Total assets	70,682,643	51,498,393
Equity
Share capital	2,200,000	2,200,000
Share premium	269	269
Treasury shares	(128,057)	(147,914)
Additional paid-in capital	35,026	35,026
Reserves	2,446,661	2,400,000
Remeasurements of employee termination benefit	(225,892)	(94,684)
Retained earnings	18,234,018	16,392,070
Total equity attributable to equity holders of Turkcell Iletisim Hizmetleri AS ("the Company")	22,562,025	20,784,767
Non-controlling interests	247	171
Total equity	22,562,272	20,784,938
Liabilities
Borrowings	27,929,720	16,353,685
Employee benefit obligations	614,613	381,923
Provisions	615,797	411,931
Deferred tax liabilities	928,554	1,337,831
Contract liabilities	170,445	164,764
Other non-current liabilities	769,896	498,059
Total non-current liabilities	31,029,025	19,148,193
Borrowings	8,848,413	5,232,737
Current tax liabilities	241,686	134,175
Trade and other payables	6,720,679	4,976,605
Due to related parties	65,156	40,355
Deferred revenue	111,136	116,921
Provisions	573,662	630,288
Contract liabilities	459,289	315,070
Derivative financial instruments	71,325	119,111
Total current liabilities	17,091,346	11,565,262
Total liabilities	48,120,371	30,713,455
Total equity and liabilities	₺ 70,682,643	₺ 51,498,393